Performance Management - Retail Class [Member] - TF Core Plus Completion Fund	Feb. 12, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The fund is newly offered and, therefore, does not have performance to report. Performance information will appear in a future prospectus once the fund has a full calendar year of performance information to report to investors.The fund's benchmark is the Bloomberg US Aggregate Bond Index.As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/investments-fund-center or by calling 1-888-233-4339.
Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Performance One Year or Less [Text]	The fund is newly offered and, therefore, does not have performance to report. Performance information will appear in a future prospectus once the fund has a full calendar year of performance information to report to investors.
Performance Availability Website Address [Text]	www.transamerica.com/investments-fund-center
Performance Availability Phone [Text]	1-888-233-4339